Finance Receivables (Net Investment in direct financing leases) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capital Leases, Net Investment in Direct Financing Leases [Abstract]
Minimum lease payments receivable		$ 29,986	$ 57,380
Unguaranteed residual value		57,218	75,595
Capital Leases Net Investment In Direct Financing Leases Including Unearned Income		87,204	132,975
Less: unearned income		29,204	56,425
Capital Leases, Net Investment in Direct Financing Leases, Total	$ 58,064	$ 58,000	$ 76,550